Statement of cash flows - Schedule of reconciliation of net debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement
Net debt at start of year	£ (6,446)	£ (6,604)	£ (6,017)
(Decrease)/increase in cash and cash equivalents	(32)	(169)	208
(Increase)/decrease in short-term bank loans, overdrafts and commercial paper	(461)	(84)
Issuance of term debt	(711)	(651)
Repayment of term debt	1,017	847
Repayment of leases	61	70
Change in net debt resulting from cash flows	(126)	13
Borrowings In disposed businesses	8	1
Remeasurement and derecognition of leases	(4)
Inception of leases	(32)	(37)
Fair value and other adjustments to debt and related derivatives	(9)	(3)
Exchange translation differences	46	184
Net debt at end of year	(6,563)	(6,446)	(6,604)
Cash and cash equivalents
Disclosure Of Cash Flow Statement
Net debt at start of year	155	334
(Decrease)/increase in cash and cash equivalents	(32)	(169)
Change in net debt resulting from cash flows	(32)	(169)
Exchange translation differences	(4)	(10)
Net debt at end of year	119	155	334
Debt
Disclosure Of Cash Flow Statement
Net debt at start of year	(6,497)	(6,730)
(Increase)/decrease in short-term bank loans, overdrafts and commercial paper	(461)	(84)
Issuance of term debt	(711)	(651)
Repayment of term debt	1,017	847
Repayment of leases	63	72
Change in net debt resulting from cash flows	(92)	184
Borrowings In disposed businesses	8	1
Remeasurement and derecognition of leases	(4)
Inception of leases	(32)	(38)
Fair value and other adjustments to debt and related derivatives	19	(100)
Exchange translation differences	54	186
Net debt at end of year	(6,544)	(6,497)	(6,730)
Related derivative financial instruments
Disclosure Of Cash Flow Statement
Net debt at start of year	(108)	(213)
Fair value and other adjustments to debt and related derivatives	(28)	97
Exchange translation differences	(4)	8
Net debt at end of year	(140)	(108)	(213)
Finance lease receivable
Disclosure Of Cash Flow Statement
Net debt at start of year	4	5
Repayment of leases	(2)	(2)
Change in net debt resulting from cash flows	(2)	(2)
Inception of leases		1
Net debt at end of year	£ 2	£ 4	£ 5